Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Computer hardware [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	Lesser of useful life or term of lease